Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Disaggregated revenue, net by major source was as follows for the years ended December 31, (in thousands):

	2023	2022	2021
Electric Motorcycles
Electric motorcycles	$11,087	$13,171	$8,706
Parts, accessories and apparel	461	828	999
	$11,548	$13,999	$9,705
STACYC
Electric balance bikes	$22,865	$29,669	$23,130
Parts, accessories and apparel	3,610	3,165	2,971
	$26,475	$32,834	$26,101
Total Revenue, net	$38,023	$46,833	$35,806